UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  354 Pequot Avenue
          Southport, Connecticut 06890

13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Slavko Negulic
Title:    Chief Financial Officer
Phone:    (203) 254-4500

Signature, Place and Date of Signing:


/s/ Slavko Negulic          Southport, Connecticut           August 4, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number               Name

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total: $645,266
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No        Name

1.        Sound Energy Capital Management, L.P.

                                                    FORM 13F INFORMATION TABLE
                                                          June 30, 2005
--------------------------------------------------------------------------------------------------------------------------------
                                                              Value    Shares  SH/ Put/   Invstmt   Other     Voting Authority
            Issuer              Type              Cusip       x 1000   Prn Amt PRN Call   Dscrtn    Mngrs   Sole   Shared   None
--------------------------------------------------------------------------------------------------------------------------------
ACTIVE POWER INC                COM               00504W100   9135     2810668 SH         DEFINED     1               X
ALPHA NATURAL RESOURCES         COM               02076X102   3128      131000 SH         DEFINED     1               X
AMERADA HESS CORP               COM               023551104   7988       75000 SH  CALL   DEFINED     1               X
ARCH COAL INC                   COM               039380100   13315     244450 SH         DEFINED     1               X
BJ SVCS CO                      COM               055482103   13012     247950 SH         DEFINED     1               X
CHESAPEAKE ENERGY CORP          COM               165167107   18420     807900 SH         DEFINED     1               X
CONSOL ENERGY INC               COM               20854P109   13690     255500 SH         DEFINED     1               X
COOPER CAMERON CORP             COM               216640102   17368     279900 SH         DEFINED     1               X
DENBURY RES INC                 COM NEW           247916208   2983       75000 SH         DEFINED     1               X
ENCANA CORP                     COM               292505104   7918      200000 SH         DEFINED     1               X
ENERGY CONVERSION DEVICES INC   COM               292659109   1958       87500 SH         DEFINED     1               X
ENSCO INTL INC                  COM               26874Q100   26552     742700 SH         DEFINED     1               X
FOUNDATION COAL HLDGS INC       COM               35039W100   389        15000 SH         DEFINED     1               X
FUELCELL ENERGY INC             COM               35952H106   511        50000 SH         DEFINED     1               X
FUELCELL ENERGY INC             COM               35952H106   220        21500 SH  CALL   DEFINED     1               X
GLOBAL INDS LTD                 COM               379336100   7149      841114 SH         DEFINED     1               X
GLOBALSANTAFE CORP              SHS               G3930E101   8565      209937 SH         DEFINED     1               X
GRANT PRIDE CO INC              COM               38821G101   13688     517500 SH         DEFINED     1               X
GREY WOLF INC                   COM               397888108   4557      615000 SH         DEFINED     1               X
HALLIBURTON CO                  COM               406216101   17827     372800 SH         DEFINED     1               X
INTEROIL CORP                   COM               460951106   2718      100000 SH  PUT    DEFINED     1               X
KFX INC                         COM               48245L107   8707      609300 SH         DEFINED     1               X
MASSEY ENERGY CORP              COM               576206106   11788     312500 SH         DEFINED     1               X
MCDERMOTT INTL INC              COM               580037109   2659      126600 SH         DEFINED     1               X
NABORS INDUSTRIES LTD           SHS               G6359F103   23745     391700 SH         DEFINED     1               X
NATIONAL OILWELL VARCO INC      COM               637071101   25191     529900 SH         DEFINED     1               X
NEWPARK RES INC                 COM PAR $.01NEW   651718504   2322      309600 SH         DEFINED     1               X
NOBLE CORPORATION               SHS               G65422100   3746       60900 SH         DEFINED     1               X
PATTERSON UTI ENERGY INC        COM               703481101   17577     631600 SH         DEFINED     1               X
PLAINS EXPL& PRODTN CO          COM               726505100   5557      156400 SH         DEFINED     1               X
PRECISION DRILLING CORP         COM               74022D100   2898       73400 SH         SOLE        NONE    X
PRIDE INTL INC DEL              COM               74153Q102   24883     968200 SH         DEFINED     1               X
RANGE RES CORP                  COM               75281A109   3599      133800 SH         DEFINED     1               X
ROWAN COS INC                   COM               779382100   24095     811000 SH         DEFINED     1               X
SPDR TR                         UNIT SER 1        78462F103   195275   1640000 SH  PUT    DEFINED     1               X
SCHLUMBERGER LTD                COM               806857108   8604      113300 SH         DEFINED     1               X
SELECT SECTOR SPDR TR           SBI INT - FINL    81369Y605   8841      300000 SH  PUT    DEFINED     1               X
STOLT OFFSHORE S A              SP ADR REG COM    861567105   3583      395000 SH         DEFINED     1               X
TESORO CORP                     COM               881609101   5299      113900 SH         DEFINED     1               X
TODCO                           CL A              88889T107   8086      315000 SH         DEFINED     1               X
TRANSOCEAN INC                  ORD               G90078109   14664     271700 SH         DEFINED     1               X
VALENCE TECHNOLOGY INC          COM               918914102   98         35000 SH         DEFINED     1               X
VERITAS DGC INC                 COM               92343P107   7321      263900 SH         DEFINED     1               X
VICOR CORP                      COM               925815102   680        50000 SH         DEFINED     1               X
VINTAGE PETE INC                COM               927460105   7343      241000 SH         DEFINED     1               X
WEATHERFORD INTL LT             COM               G95089101   17997     310400 SH         DEFINED     1               X
WPT ENTERPRISES INC             COM               98211W108   7280      373500 SH         DEFINED     1               X
XTO ENERGY INC                  COM               98385X106   12157     357666 SH         DEFINED     1               X
       Total Mkt Value                                        645266